BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES
Receivables from customers	$ 12,191	$ 19,991
Receivables from brokers, dealers, and clearing organization	10,299	7,786
Total brokerage receivable	22,490	27,777
Payables to customers	38,279	40,111
Payables to brokers, dealers, and clearing organization	18,734	16,585
Total brokerage payable	$ 57,013	$ 56,696